RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	Six-month period end June 30, 2015	Six-month period end June 30, 2016
	RMB	RMB
Commissions from eLong(a)	—	89,282,609
Commissions from Homeinns(a)	16,072,880	13,430,929
Commissions from Hanting(a)	5,883,823	4,320,501
Commissions from Tujia(a)	—	410,132
Repayment of entrusted loan and interest from Baidu(b)	—	652,299,803
Shareholders' loan interest to Skyseas(c)	7,402,544	8,452,564
Commissions to eLong(d)	—	33,121,087
Commissions to LY.com(d)	36,471,322	25,746,549
Online marketing service from Baidu(e)	—	116,837,177
Repayment of entrusted loan and interest to Baidu(f)	—	1,837,384,234
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited ("Ananda")(g)	6,485,496	8,427,970

(a)

eLong, Homeinns, Hanting and Tujia have entered into agreements with the Company, respectively, to provide hotel rooms for our customers. The transactions above represent the commissions earned from these related parties. Please refer to Note 3 for details of the investments in these related parties.

(b)

On October 27, 2015, Qunar granted a loan amounting to RMB650 million (US$100 million) to Baidu. The loan bore an interest at 1.00% with a repayment term of 12 months. Qunar received the repayment in March, 2016.

(c)

In 2014, the Company provided shareholder's loan of US$80 million to Skyseas. The interest rate is 3% per annum currently and shall be subject to annual review and adjustment with mutual consent. The loan is guaranteed by a vessel mortgage and shall be paid back by installments through 2020. The interest for the six-month period ended June 30, 2015 and 2016 is presented as above.

(d)	The Company entered into agreements to provide hotel rooms to eLong and LY.com. The transactions above represent the commissions paid to these related parties.
(e)

The Company and its online marketing service supplier, Baidu, which is also the major shareholder of the Company, have entered into marketing service agreements starting from November, 2015. Marketing service expense for the six-month period ended June 30, 2016 is presented as above.

(f)

On March 12 and May 4, 2015, Qunar drew down RMB507 million and RMB627 million pursuant to the revolving credit facility agreement with Baidu. In March 2016, Qunar repaid these loans and the facility agreement was terminated. In addition, On October 26, 2015, Qunar was granted a loan amounting to RMB640 million (US$99 million) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. Qunar repaid the loan in March, 2016.

(g)

The Company's tour package supplier, Ananda is an associate of Wing On Travel, a HK incorporated subsidiary of the Company. Tour package purchase from Ananda for the six-month periods ended June 30, 2015 and 2016 is presented as above.

Schedule of significant balances with related parties

	December 31, 2015	June 30, 2016
	RMB	RMB
Due from related parties, current:
Due from Baidu(a)	788,860,421	429,291,931
Due from eLong	34,515,489	107,117,483
Due from Skyseas	56,727,885	93,934,813
Due from LY.com	33,051,263	55,270,305
Due from Hanting	8,825,089	6,514,153
Due from Homeinns	6,856,120	5,774,751
Due from Tujia	2,955,191	782,583
Due from others	30,000,000	59,310,331

	961,791,458	757,996,350

Due from related parties, non-current:
Due from Skyseas	543,911,586	566,089,873

	543,911,586	566,089,873

Due to related parties, current:
Due to eLong	165,436,171	411,873,004
Due to Baidu(a)	1,891,209,753	71,929,345
Due to LY.com	2,709,193	5,447,337
Due to Ananda	2,523,692	4,638,954
Due to Hanting	1,087,144	1,010,785
Due to Homeinns	—	124,124

	2,062,965,953	495,023,549

(a)

On June 1, 2015, Qunar and Baidu entered into a business cooperation agreement, under which Baidu agreed to grant Qunar an exclusive right to integrate its hotel information and products into the personal computer and mobile versions of Baidu Maps. Qunar will display location-based hotel data through the Baidu Maps interface. Users can click on the displayed hotels to view hotels and to complete bookings. Qunar pays Baidu service commission at a certain percentage of gross revenue Qunar earns in exchange for the services provided by Baidu. This agreement expired in May 2016 subject to renewal negotiation between both parties. As of December 31, 2015 and June 30, 2016, the outstanding balance related to business cooperation agreement amounted to RMB 138 million and RMB 429 million respectively.

On February 27, 2014, Qunar obtained a revolving credit facility of US$300,000,000 from Baidu. The three-year credit facility bears no commitment fee. Any drawdown bears interest at a rate of 90% of the benchmark lending rate published by the People's Bank of China and shall be repaid within three years from the drawdown date. Qunar is allowed to repay its outstanding debt obligation at maturity either by cash or by issuance of Class B shares. The applicable share conversion price will be determined by the prevailing share price at the maturity date. On March 12 and May 4, 2015, Qunar drew down RMB507 million (US$78 million) and RMB627 million (US$97 million) respectively from the credit facility. In March 2016, Qunar repaid these loans and the facility agreement was terminated. The repayment was reported in "Repayment of loans due to related parties" in the statement of cash flow.

On October 27, 2015, Qunar granted a loan amounting to RMB650 million (US$100 million) to Baidu. The loan bore an interest at 1.00% with a repayment term of 12 months. As of December 31, 2015, the outstanding entrusted loan and interest to Baidu amounted to RMB 651 million. Qunar received the repayment in March, 2016. In connection with the loan granted to Baidu, Qunar was granted a loan amounting to RMB640 million (US$99 million) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. Qunar repaid the loan in March, 2016. The Company had evaluated both substance and form of these loans arrangements with Baidu. Given that the loan granted to Baidu is solely for the consideration the currency access to RMB and is also dependent on the receipt of the loan provided by Baidu, and also taking into account of the significant net cash in flow as a result of all the loans arrangements with Baidu during the periods, the Company believes these arrangements have the primary purpose and intent in common to finance Qunar and therefore are reported as financing activities in the statement of cash flow on a gross basis according to the forms of the arrangements.